SCHEDULE OF COMPONENTS OF INCOME TAX EXPENSE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Federal
State	4,177	3,305	16,625
Foreign	48,200	64,181	88,323
Total Current	52,377	67,486	104,948
Federal
State
Total Deferred
Income tax expense	$ 52,377	$ 67,486	$ 104,948